SUBSEQUENT EVENTS (Details Narrative 1) - Subsequent Event [Member] - USD ($)			1 Months Ended
	Apr. 13, 2018	Apr. 06, 2018	Jan. 25, 2018	Dec. 31, 2018	Mar. 29, 2018
Quest [Member]
Payments to acquire mining equipment		$ 75,000
Payments due to acquire mining equipment	$ 60,000
SurfaceEquipmentsMember | Quest [Member]
Credit facility maximum borrowing capacity			$ 346,660		$ 135,000
Maturity date			Dec. 25, 2020
ARC Business Loan [Member] | Unaffiliated entity [Member]
Amount receivable under agreement				$ 1,300,000